Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022 [1]
Operating expenses:
Research and development	$ (8,243,571)	$ (6,337,698)	$ (1,609,558)
Operating Expenses	(7,506,161)	(6,849,502)	(4,608,008)
Total operating expenses	(15,749,732)	(13,187,200)	(6,217,566)
Other (expense):
Finance expense	(1,053,313)	(96,687)
Loss from operations before income taxes	(16,803,045)	(13,283,887)	(6,217,566)
Income tax	(22,416)	12,202	786,521
Loss for the year	(16,825,461)	(13,271,685)	(5,431,045)
Other Comprehensive loss:
Exchange differences on translating foreign operations	141,095	(441,015)	(837,152)
Comprehensive loss	$ (16,684,366)	$ (13,712,700)	$ (6,268,197)
Basic loss per share attributable to common shareholders	$ (0.57)	$ (0.61)	$ (0.36)
Diluted loss per share attributable to common shareholders	$ (0.57)	$ (0.61)	$ (0.36)

[1]	Refer to Note 2A and 18A